Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.7%
Collateralized Mortgage Obligations — 16.5%
Mortgage Securities — 16.5%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.577%, due 7/25/45(a)(b)	$36,157	$29,918
Alternative Loan Trust
Series 2005-IM1 A1, 6.064%, (TSFR1M + 0.71%), due 1/25/36(b)	142,476	129,889
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	43,915	38,399
Banc of America Funding Trust
Series 2006-I 6A1, 5.840%, (TSFR1M + 0.49%), due 12/20/46(b)	38,928	31,546
Banc of America Mortgage Trust
Series 2005-A 2A3, 4.980%, due 2/25/35(a)(b)	19,291	18,493
Bayview Commercial Asset Trust
Series 2007-4A A1, 6.139%, (TSFR1M + 0.79%), due 9/25/37(b)	81,386	77,101
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	51,332	37,219
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 5.714%, (TSFR1M + 0.36%), due 1/25/36(b)	27,184	24,935
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 6.064%, (TSFR1M + 0.71%), due 5/25/35(b)	78,568	65,499
CIM Trust
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,632,425	19,276
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	121,575	98,036
Connecticut Avenue Securities Trust
Series 2020-R01 1B1, 8.712%, (SOFR30A + 3.36%), due 1/25/40(b)	300,000	311,570
Series 2020-R02 2B1, 8.462%, (SOFR30A + 3.11%), due 1/25/40(b)	915,000	941,732
Series 2020-SBT1 1B1, 12.212%, (SOFR30A + 6.86%), due 2/25/40(b)	400,000	435,747
Series 2020-SBT1 1M2, 9.112%, (SOFR30A + 3.76%), due 2/25/40(b)	205,000	217,544
Series 2020-SBT1 2B1, 12.062%, (SOFR30A + 6.71%), due 2/25/40(b)	490,000	530,757
Series 2020-SBT1 2M2, 9.112%, (SOFR30A + 3.76%), due 2/25/40(b)	620,000	658,712
Series 2021-R01 1B2, 11.347%, (SOFR30A + 6.00%), due 10/25/41(b)	70,000	73,937
Series 2022-R03 1B2, 15.197%, (SOFR30A + 9.85%), due 3/25/42(b)	550,000	627,803
Series 2022-R04 1B2, 14.847%, (SOFR30A + 9.50%), due 3/25/42(b)	45,000	51,286
Series 2022-R08 1B1, 10.947%, (SOFR30A + 5.60%), due 7/25/42(b)	95,000	104,204
Series 2024-R02 1B1, 7.847%, (SOFR30A + 2.50%), due 2/25/44(b)	65,000	66,415
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	146,400	128,177
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2021-NQM4 A2, 1.409%, due 5/25/66(a)(b)	$90,468	$77,424
CSMC Trust
Series 2021-NQM5 A1, 0.938%, due 5/25/66(a)(b)	231,633	189,919
Fannie Mae REMICS
Series 2020-23 PS, 0.588%, (SOFR30A + 5.94%), due 2/25/50(b)(c)	75,230	9,065
Series 2021-81 SA, (SOFR30A + 2.60%), due 12/25/51(b)(c)	353,942	3,874
Series 2021-85 BI, 3.000%, due 12/25/51(c)	112,546	18,910
Series 2021-91 HI, 3.000%, due 1/25/52(c)	114,079	13,856
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	153,412	123,417
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,205,653	1,061,359
Freddie Mac REMICS
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	94,130	16,008
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	71,113	8,087
Galton Funding Mortgage Trust
Series 2018-2 A51, 4.500%, due 10/25/58(a)(b)	40,306	38,418
Government National Mortgage Association
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	150,015	20,106
Series 2020-166 IC, 2.000%, due 11/20/50(c)	68,029	6,698
Series 2020-183 HT, 0.426%, (SOFR30A + 5.77%), due 12/20/50(b)(c)	129,693	14,687
Series 2020-188 GI, 2.000%, due 12/20/50(c)	358,676	37,860
Series 2020-188 IO, 2.000%, due 12/20/50(c)	99,860	11,020
Series 2020-189 NS, 0.840%, (TSFR1M + 6.19%), due 12/20/50(b)(c)	136,013	20,579
Series 2020-96 CS, 0.640%, (TSFR1M + 5.99%), due 8/20/49(b)(c)	253,791	29,866
Series 2021-177 IM, 3.000%, due 10/20/51(c)	105,101	16,115
Series 2021-213 ES, (SOFR30A + 1.70%), due 12/20/51(b)(c)	404,704	1,196
Series 2021-30 HI, 2.000%, due 2/20/51(c)	210,425	21,070
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	677,952	107,132
Series 2021-50 KI, 2.500%, due 1/20/48(c)	197,090	18,320
Series 2021-56 FE, 2.500%, (SOFR30A + 0.20%), due 10/20/50(b)(c)	136,017	15,689
Series 2021-96 NS, 0.840%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	142,958	19,660
Series 2021-96 SN, 0.840%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	171,773	21,690
Series 2021-97 SD, (SOFR30A + 2.60%), due 6/20/51(b)(c)	394,432	3,897

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2022-182 IO, 3.000%, due 10/20/45(c)	$339,867	$48,002
Series 2022-190 HS, 0.590%, (TSFR1M + 5.94%), due 2/20/50(b)(c)	353,801	42,327
Series 2022-207 IO, 3.000%, due 8/20/51(c)	85,063	13,626
GreenPoint Mortgage Funding Trust
Series 2007-AR3 A1, 5.904%, (TSFR1M + 0.55%), due 6/25/37(b)	77,305	67,888
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	348,649	311,274
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	1,722,687	1,401,028
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 5.896%, (TSFR1M + 0.55%), due 5/19/35(b)	71,963	67,723
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 5.944%, (TSFR1M + 0.59%), due 7/25/35(b)	76,465	69,651
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 6.314%, (TSFR1M + 0.96%), due 3/25/50(b)	13,298	12,591
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,496,146	1,219,629
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	2,732,775	2,227,706
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	812,792	663,060
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	113,550	91,709
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 6.297%, due 12/25/29(a)(b)	77,482	67,391
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 10.962%, (SOFR30A + 5.61%), due 10/25/49(b)	435,000	432,168
Series 2023-01 M10, 11.847%, (SOFR30A + 6.50%), due 11/25/53(b)	560,000	624,259
Series 2024-01 B1, 12.097%, (SOFR30A + 6.75%), due 7/25/54(b)	400,000	399,993
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	39,311	36,285
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	88,921	71,508
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.781%, due 8/25/51(a)(b)	622,733	506,178
RALI Trust
Series 2005-QO3 A1, 6.264%, (TSFR1M + 0.91%), due 10/25/45(b)	93,615	75,307
Series 2007-QO3 A1, 5.784%, (TSFR1M + 0.43%), due 3/25/47(b)	88,211	78,646
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	3,138,415	2,561,828
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Sequoia Mortgage Trust
Series 2004-3 A, 6.228%, (TSFR6M + 0.93%), due 5/20/34(b)	$4,759	$4,774
Series 2018-7 B3, 4.253%, due 9/25/48(a)(b)	150,874	135,849
Series 2021-4 AIO1, 0.166%, due 6/25/51(a)(b)(c)	5,191,742	48,638
Shellpoint Co.-Originator Trust
Series 2015-1 B3, 3.775%, due 8/25/45(a)(b)	51,483	47,307
STACR Trust
Series 2018-HRP1 B2, 17.212%, (SOFR30A + 11.86%), due 5/25/43(b)	574,016	699,458
Series 2018-HRP2 B2, 15.962%, (SOFR30A + 10.61%), due 2/25/47(b)	555,000	688,480
Thornburg Mortgage Securities Trust
Series 2004-3 A, 6.204%, (TSFR1M + 0.85%), due 9/25/34(b)	92,723	84,600
Towd Point Mortgage Trust
Series 2019-1 B2, 3.789%, due 3/25/58(a)(b)	815,000	629,868
WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust
Series 2005-AR16 1A1, 4.806%, due 12/25/35(a)(b)	72,010	64,554
WaMu Mortgage Pass-Through Certificates Series 2005-AR6 Trust
Series 2005-AR6 2A1A, 5.924%, (TSFR1M + 0.57%), due 4/25/45(b)	65,098	64,108
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 6.373%, (12-month Treasury Average + 1.20%), due 11/25/42(b)	23,978	22,428
Series 2004-AR12 A2B, 6.384%, (TSFR1M + 1.03%), due 10/25/44(b)	61,637	58,692
Series 2004-AR8 A1, 6.304%, (TSFR1M + 0.95%), due 6/25/44(b)	96,668	89,801
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 Trust
Series 2005-8 2CB3, 5.500%, (TSFR1M + 0.52%), due 10/25/35(b)	35,736	32,933
		20,405,384
Total Collateralized Mortgage Obligations
(Cost $20,185,057)		20,405,384

Commercial Asset-Backed Securities — 11.6%
Asset Backed Securities — 11.6%
American Credit Acceptance Receivables Trust
Series 2022-1 D, 2.460%, due 3/13/28	90,000	88,641
AmeriCredit Automobile Receivables Trust
Series 2021-1 C, 0.890%, due 10/19/26	43,299	42,419
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 8.097%, (SOFR30A + 2.75%), due 6/25/47(b)	70,038	70,789

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	$1,260,000	$1,332,768
Series 2024-1 C, 5.650%, due 4/16/29	250,000	251,747
Series 2024-1 D, 6.030%, due 11/15/29	480,000	485,284
Carmax Auto Owner Trust
Series 2024-3 C, 5.280%, due 3/15/30	485,000	486,055
CarMax Auto Owner Trust
Series 2024-1 C, 5.470%, due 8/15/29	80,000	80,663
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	397,120	350,426
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	398,253
Series 2021-1A B1, 1.980%, due 3/15/61	438,238	395,806
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	75,000	75,269
DT Auto Owner Trust
Series 2021-2A E, 2.970%, due 7/17/28	1,300,000	1,256,574
Series 2021-4A D, 1.990%, due 9/15/27	450,000	426,482
Exeter Automobile Receivables
Series 2022-1A E, 5.020%, due 10/15/29	135,000	129,250
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	300,000	295,573
Series 2022-5A E, 10.450%, due 4/15/30	500,000	531,404
Series 2023-2A D, 6.320%, due 8/15/29	75,000	76,101
Flagship Credit Auto Trust
Series 2020-1 D, 2.480%, due 3/16/26	57,209	56,493
Series 2020-3 D, 2.500%, due 9/15/26	80,000	77,743
Series 2021-2 C, 1.270%, due 6/15/27	100,000	97,553
Series 2021-2 D, 1.590%, due 6/15/27	100,000	93,378
Series 2021-3 D, 1.650%, due 9/15/27	514,000	477,783
Series 2021-4 C, 1.960%, due 12/15/27	40,000	38,173
Series 2021-4 D, 2.260%, due 12/15/27	100,000	93,387
Series 2022-1 D, 3.640%, due 3/15/28	335,000	318,841
Series 2022-2 D, 5.800%, due 4/17/28	530,000	496,778
Series 2024-1 C, 5.790%, due 2/15/30	345,000	351,429
Series 2024-1 D, 6.300%, due 4/15/30	900,000	921,918
FORA Financial Asset Securitization LLC
Series 2021-1A A, 2.620%, due 5/15/27	100,000	97,684
Ford Credit Auto Owner Trust
Series 2021-2 C, 2.110%, due 5/15/34	100,000	93,102
Series 2023-2 B, 5.920%, due 2/15/36	100,000	103,316
GLS Auto Receivables Issuer Trust
Series 2021-2A E, 2.870%, due 5/15/28	335,000	317,374
Series 2021-3A D, 1.480%, due 7/15/27	125,000	119,360
Series 2021-4A D, 2.480%, due 10/15/27	100,000	95,627
Series 2024-2A D, 6.190%, due 2/15/30	700,000	715,025
GM Financial Revolving Receivables Trust
Series 2021-1 A, 1.170%, due 6/12/34	70,000	64,905
Series 2023-1 B, 5.560%, due 4/11/35	55,000	56,002
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	100,000	102,307
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	83,333	82,363
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	38,626	37,240
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes
Series 2024-1 D, 10.594%, (SOFR30A + 5.25%), due 5/20/32(b)	$558,003	$560,904
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	211,603
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	101,921
Series 2024-2A D, 6.370%, due 10/15/31	430,000	437,663
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 6.319%, (TSFR1M + 0.97%), due 7/25/34(b)	113,974	109,548
Navient Private Education Refi Loan Trust
Series 2021-A A, 0.840%, due 5/15/69	32,986	29,506
Series 2021-BA A, 0.940%, due 7/15/69	66,738	58,914
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 B1, 2.410%, due 10/20/61	100,000	87,445
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,593,330	182,635
Structured Asset Investment Loan Trust
Series 2004-8 A6, 6.264%, (TSFR1M + 0.91%), due 9/25/34(b)	110,193	106,595
Subway Funding LLC
Series 2024-1A A23, 6.505%, due 7/30/54	500,000	519,571
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	101,235
Wendy’s Funding LLC
Series 2021-1A A2II, 2.775%, due 6/15/51	97,000	82,841
Westlake Automobile Receivables Trust
Series 2024-1A C, 5.650%, due 2/15/29	100,000	100,494
		14,372,160
Total Commercial Asset-Backed Securities
(Cost $14,232,313)		14,372,160

Commercial Mortgage-Backed Securities — 19.3%
Mortgage Securities — 19.3%
Ashford Hospitality Trust
Series 2018-KEYS C, 7.476%, (TSFR1M + 2.15%), due 6/15/35(b)	100,000	98,173
Bank
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	66,256
Series 2019-BN19 C, 4.028%, due 8/15/61(a)(b)	635,000	496,958
BANK
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	90,000	76,923
Series 2019-BN20 C, 3.653%, due 9/15/62(a)(b)	100,000	76,612
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	273,717
Series 2022-BNK39 AS, 3.181%, due 2/15/55	705,000	609,161
Series 2023-BNK46 A4, 5.745%, due 8/15/56	125,000	130,989

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Bayview Commercial Asset Trust
Series 2005-3A A1, 5.944%, (TSFR1M + 0.59%), due 11/25/35(b)	$32,909	$31,736
Series 2007-1 A1, 5.794%, (TSFR1M + 0.44%), due 3/25/37(b)	50,284	47,796
Series 2007-2A M1, 6.019%, (TSFR1M + 0.67%), due 7/25/37(b)	56,185	51,128
BBCMS Mortgage Trust
Series 2018-TALL A, 6.248%, (TSFR1M + 0.92%), due 3/15/37(b)	640,000	601,600
Series 2018-TALL C, 6.647%, (TSFR1M + 1.32%), due 3/15/37(b)	500,000	450,639
Series 2018-TALL D, 6.975%, (TSFR1M + 1.65%), due 3/15/37(b)	135,000	115,336
Series 2022-C16 D, 2.500%, due 6/15/55(a)(b)	815,000	485,758
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	72,963
Benchmark Mortgage Trust
Series 2018-B1 C, 4.178%, due 1/15/51(a)(b)	430,000	354,175
Series 2018-B6 D, 3.090%, due 10/10/51(a)(b)	605,000	438,504
Series 2019-B14 C, 3.772%, due 12/15/62(a)(b)	715,000	536,722
Series 2019-B15 C, 3.720%, due 12/15/72(a)(b)	70,000	53,737
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	700,000	510,754
BX Commercial Mortgage Trust
Series 2020-VIV2 C, 3.542%, due 3/9/44(a)(b)	190,000	168,829
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	100,000	87,592
Series 2021-VOLT C, 6.543%, (TSFR1M + 1.21%), due 9/15/36(b)	450,000	440,437
Series 2022-CSMO D, 9.666%, (TSFR1M + 4.34%), due 6/15/27(b)	100,000	100,313
BX Trust
Series 2019-OC11 B, 3.605%, due 12/9/41	40,000	36,286
Series 2019-OC11 D, 3.944%, due 12/9/41(a)(b)	500,000	448,443
Series 2019-OC11 E, 3.944%, due 12/9/41(a)(b)	65,000	56,435
Series 2021-ARIA E, 7.688%, (TSFR1M + 2.36%), due 10/15/36(b)	500,000	489,687
Series 2021-RISE C, 6.893%, (TSFR1M + 1.56%), due 11/15/36(b)	91,703	89,640
Series 2021-SDMF F, 7.380%, (TSFR1M + 2.05%), due 9/15/34(b)	517,996	494,867
Series 2024-BIO C, 7.969%, (TSFR1M + 2.64%), due 2/15/41(b)	575,000	572,483
BXHPP Trust
Series 2021-FILM A, 6.093%, (TSFR1M + 0.76%), due 8/15/36(b)	100,000	96,097
BXSC Commercial Mortgage Trust
Series 2022-WSS D, 8.517%, (TSFR1M + 3.19%), due 3/15/35(b)	200,000	198,501
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	$495,000	$444,827
Series 2017-CD4 D, 3.300%, due 5/10/50	90,000	73,072
CFCRE Commercial Mortgage Trust
Series 2016-C7 C, 4.365%, due 12/10/54(a)(b)	75,000	66,325
Citigroup Commercial Mortgage Trust
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	355,000	329,422
Series 2018-B2 D, 3.152%, due 3/10/51(a)(b)	770,000	530,638
COMM Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	300,000	264,000
Series 2012-LC4 C, 5.303%, due 12/10/44(a)(b)	500,000	441,449
Series 2014-CR15 D, 3.977%, due 2/10/47(a)(b)	262,000	235,801
Series 2014-CR20 AM, 3.938%, due 11/10/47	390,000	382,048
Series 2014-UBS4 A5, 3.694%, due 8/10/47	31,954	31,883
Series 2015-CR22 C, 4.065%, due 3/10/48(a)(b)	520,000	473,841
Series 2016-DC2 C, 4.656%, due 2/10/49(a)(b)	70,000	66,758
CONE Trust
Series 2024-DFW1 E, 9.188%, (TSFR1M + 3.89%), due 8/15/26(b)	500,000	499,060
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 4.239%, due 4/15/50(a)(b)	75,000	68,056
Series 2016-C6 D, 4.918%, due 1/15/49(a)(b)	100,000	75,236
Series 2018-C14 C, 4.878%, due 11/15/51(a)(b)	330,000	281,637
CSMC Trust
Series 2020-WEST A, 3.040%, due 2/15/35	160,000	125,339
DBJPM Mortgage Trust
Series 2016-C1 C, 3.318%, due 5/10/49(a)(b)	60,000	53,423
DROP Mortgage Trust
Series 2021-FILE A, 6.593%, (TSFR1M + 1.26%), due 10/15/43(b)	100,000	95,250
ELM Trust
Series 2024-ELM D10, 6.626%, due 6/10/39(a)(b)	135,000	136,532
Freddie Mac Mscr Trust
Series 2024-MN8 M2, 9.597%, (SOFR30A + 4.25%), due 5/25/44(b)	430,000	443,720
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D, 8.518%, (TSFR1M + 3.19%), due 5/15/37(b)	100,000	99,625
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 B, 3.397%, due 8/15/49(a)(b)	60,000	52,303

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2016-JP3 C, 3.422%, due 8/15/49(a)(b)	$530,000	$436,265
Series 2021-2NU A, 1.974%, due 1/5/40	100,000	85,412
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 AS, 4.290%, due 3/10/52	115,000	103,438
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B, 4.009%, due 3/15/50(a)(b)	615,000	510,279
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	75,688
Series 2019-COR6 A4, 3.057%, due 11/13/52	355,000	305,089
Life Mortgage Trust
Series 2022-BMR2 D, 7.871%, (TSFR1M + 2.54%), due 5/15/39(b)	405,000	377,871
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS, 3.561%, due 4/15/48	110,000	106,799
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	300,000	260,280
Series 2016-UBS9 C, 4.593%, due 3/15/49(a)(b)	500,000	422,937
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	108,722
Series 2019-MEAD A, 3.170%, due 11/10/36	65,000	62,666
Series 2022-L8 AS, 3.793%, due 4/15/55(a)(b)	100,000	89,579
MSWF Commercial Mortgage Trust
Series 2023-2 A5, 6.014%, due 12/15/56(a)(b)	785,000	842,937
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	80,654
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 12.962%, (SOFR30A + 7.61%), due 3/25/50(b)	115,000	114,305
Series 2020-01 M10, 9.212%, (SOFR30A + 3.86%), due 3/25/50(b)	48,890	49,147
Natixis Commercial Mortgage Securities Trust
Series 2021-APPL A, 6.393%, (TSFR1M + 1.06%), due 8/15/38(b)	100,000	94,429
ORL Trust
Series 2023-GLKS D, 9.630%, (TSFR1M + 4.30%), due 10/19/36(b)	100,000	100,187
SLG Office Trust
Series 2021-OVA A, 2.585%, due 7/15/41	660,000	551,716
SREIT Trust
Series 2021-MFP G, 8.417%, (TSFR1M + 3.09%), due 11/15/38(b)	526,275	520,781
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.947%, due 3/15/51(a)(b)	280,000	209,880
Series 2019-C16 D, 5.013%, due 4/15/52(a)(b)	225,000	184,777
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	$490,061	$453,637
Wells Fargo Commercial Mortgage Trust
Series 2015-P2 D, 3.241%, due 12/15/48	100,000	88,751
Series 2016-NXS6 D, 3.059%, due 11/15/49	360,000	307,705
Series 2017-C38 C, 3.903%, due 7/15/50(a)(b)	70,000	62,746
Series 2017-C40 D, 2.700%, due 10/15/50	670,000	531,878
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	516,889
Series 2019-C50 C, 4.345%, due 5/15/52	75,000	65,969
Series 2019-C50 D, 3.000%, due 5/15/52	405,000	299,317
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	105,191
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	375,072
Series 2024-1CHI E, 7.574%, due 7/15/35(a)(b)	425,000	422,838
WFRBS Commercial Mortgage Trust
Series 2013-C11 D, 4.062%, due 3/15/45(a)(b)	130,000	108,826
Series 2013-C13 D, 4.008%, due 5/15/45(a)(b)	691,792	615,003
		23,777,152
Total Commercial Mortgage-Backed Securities
(Cost $23,586,722)		23,777,152

U.S. Government & Federal Agencies — 50.3%
Mortgage Securities — 50.3%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	187,433	17,995
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	25,656	24,391
Series 2018-BN0340, 4.500%, due 12/1/48	14,022	13,701
Series 2018-CA2056, 4.500%, due 7/1/48	60,364	59,097
Series 2018-CA2960, 4.500%, due 1/1/49	31,842	31,061
Series 2020-FM3129, 3.000%, due 5/1/50	96,420	85,592
Series 2020-FM3889, 3.000%, due 7/1/50	30,750	27,296
Series 2020-FM5299, 3.500%, due 11/1/50	24,473	22,259
Series 2021-FM7418, 2.500%, due 6/1/51	145,966	125,058
Series 2021-FM7685, 3.000%, due 6/1/51	109,558	96,292
Series 2022-BU1417, 3.000%, due 1/1/52	108,285	94,723

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-MA4624, 3.000%, due 6/1/52	$4,499,187	$3,925,555
Series 2022-MA4626, 4.000%, due 6/1/52	806,367	756,221
Series 2022-MA4806, 5.000%, due 11/1/52	465,725	459,670
Series 2023-FS3603, 5.500%, due 8/1/53	50,959	51,256
Series 2023-FS3904, 5.000%, due 3/1/53	24,247	23,899
Series 2023-FS5641, 6.000%, due 8/1/53	119,839	122,073
Series 2023-FS5758, 6.000%, due 9/1/53	61,376	62,570
Series 2023-FS6211, 6.000%, due 11/1/53	137,730	140,666
Series 2023-MA4919, 5.500%, due 2/1/53	216,433	216,860
Series 2023-MA4940, 5.000%, due 3/1/53	1,683,104	1,658,571
Series 2023-MA5009, 5.000%, due 5/1/53	2,680,835	2,640,606
Series 2023-MA5020, 5.000%, due 5/1/43	861,481	862,034
Series 2023-MA5139, 6.000%, due 9/1/53	2,147,396	2,177,658
Series 2023-MA5140, 6.500%, due 9/1/53	250,993	257,342
Series 2024-FS7587, 5.500%, due 4/1/54	79,576	79,855
Series 2024-FS8105, 2.000%, due 10/1/52	4,163,211	3,352,879
Fannie Mae REMICS
Series 2016-19 SD, 0.638%, (SOFR30A + 5.99%), due 4/25/46(b)(c)	149,796	11,313
Series 2016-57 SN, 0.588%, (SOFR30A + 5.94%), due 6/25/46(b)(c)	69,327	7,442
Series 2019-32 SB, 0.588%, (SOFR30A + 5.94%), due 6/25/49(b)(c)	60,305	6,144
Series 2019-77 LZ, 3.000%, due 1/25/50	198,649	175,219
Series 2020-10 DA, 3.500%, due 3/25/60	79,373	69,908
Series 2020-10 LP, 3.500%, due 3/25/50	36,583	32,301
Series 2020-63 B, 1.250%, due 9/25/50	9,812	7,475
Series 2021-12 GC, 3.500%, due 7/25/50	87,452	79,464
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,152,995	187,789
Series 2021-34 MI, 2.500%, due 3/25/51(c)	136,324	18,310
Series 2021-40 SI, 0.488%, (SOFR30A + 5.84%), due 9/25/47(b)(c)	93,393	9,489
Series 2021-8 ID, 3.500%, due 3/25/51(c)	94,295	20,535
Series 2021-95 KI, 2.500%, due 4/25/51(c)	1,068,366	161,380
Series 2022-10 SA, 0.403%, (SOFR30A + 5.75%), due 2/25/52(b)(c)	681,338	96,288
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(b)(c)	90,186	61
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	12,836	12,311
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac Pool
Series 2019-QA1451, 3.000%, due 8/1/49	$15,434	$13,717
Series 2019-RA1780, 4.500%, due 11/1/49	36,694	36,140
Series 2021-SD0809, 3.000%, due 1/1/52	834,882	735,910
Series 2021-SD8146, 2.000%, due 5/1/51	784,742	635,462
Series 2022-QD8143, 2.000%, due 3/1/52	95,075	76,503
Series 2022-RA6622, 2.500%, due 1/1/52	221,664	187,988
Series 2022-RA7122, 3.500%, due 4/1/52	815,845	744,287
Series 2022-SD8234, 2.500%, due 8/1/52	5,496,718	4,638,142
Series 2022-SD8243, 3.500%, due 9/1/52	1,440,666	1,307,070
Series 2022-SD8277, 5.500%, due 12/1/52	630,718	631,967
Series 2022-SD8290, 6.000%, due 1/1/53	1,224,923	1,244,114
Series 2023-RA8647, 4.500%, due 5/1/53	89,642	86,448
Series 2023-SD3392, 5.500%, due 7/1/53	42,398	42,594
Series 2023-SD3770, 2.500%, due 3/1/52	564,748	478,584
Series 2023-SD3960, 6.000%, due 10/1/53	320,151	325,724
Series 2023-SD4026, 6.000%, due 10/1/53	95,564	97,316
Series 2023-SD4268, 6.000%, due 11/1/53	144,590	147,674
Series 2023-SD4471, 6.500%, due 12/1/53	1,211,295	1,245,368
Series 2023-SD8342, 5.500%, due 7/1/53	3,598,814	3,604,383
Series 2023-SD8343, 6.000%, due 7/1/53	90,915	92,312
Series 2023-SD8369, 6.500%, due 10/1/53	40,480	41,554
Series 2024-SD4958, 2.000%, due 6/1/52	3,913,223	3,157,763
Series 2024-SD5040, 5.500%, due 3/1/54	73,164	73,428
Series 2024-SD8407, 5.000%, due 3/1/54	229,190	225,649
Freddie Mac REMICS
Series 2017-4660, 0.000%, due 1/15/33(d)(e)	166,647	133,382
Series 2017-4710 WZ, 3.500%, due 8/15/47	50,938	46,491
Series 2020-4993 KS, 0.588%, (SOFR30A + 5.94%), due 7/25/50(b)(c)	150,643	19,119
Series 2020-4994 TS, 0.638%, (SOFR30A + 5.99%), due 7/25/50(b)(c)	929,563	118,073
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(b)(c)	977,051	32,829

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	$161,108	$31,271
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	59,427	11,244
Series 2020-5041 JE, 1.250%, due 3/25/49	85,051	67,715
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	68,317	12,132
Series 2021-5092 SH, (SOFR30A + 2.45%), due 2/25/51(b)(c)	82,409	520
Series 2021-5092 XA, 1.000%, due 1/15/41	115,428	97,632
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	141,189	16,664
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(b)(c)	87,768	188
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	75,022	14,162
Series 2022-5204 KA, 3.000%, due 5/25/49	323,605	300,571
Series 2022-5268 B, 4.500%, due 10/25/52	252,616	243,904
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	465,606	329,229
Series 2023-5328 JY, 0.250%, due 9/25/50	263,295	178,113
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	136,369	114,939
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 10.262%, (SOFR30A + 4.91%), due 2/25/50(b)	40,000	43,536
Series 2020-DNA6 B1, 8.347%, (SOFR30A + 3.00%), due 12/25/50(b)	440,000	473,666
Series 2020-HQA1 B2, 10.562%, (SOFR30A + 5.21%), due 1/25/50(b)	85,000	91,998
Series 2020-HQA5 B1, 9.347%, (SOFR30A + 4.00%), due 11/25/50(b)	555,000	623,681
Series 2020-HQA5 B2, 12.747%, (SOFR30A + 7.40%), due 11/25/50(b)	465,000	564,038
Series 2021-DNA1 B1, 7.997%, (SOFR30A + 2.65%), due 1/25/51(b)	340,000	361,250
Series 2021-DNA1 B2, 10.097%, (SOFR30A + 4.75%), due 1/25/51(b)	490,000	527,823
Series 2021-DNA2 B1, 8.747%, (SOFR30A + 3.40%), due 8/25/33(b)	90,000	100,660
Series 2021-DNA2 B2, 11.347%, (SOFR30A + 6.00%), due 8/25/33(b)	500,000	590,155
Series 2021-DNA3 B2, 11.597%, (SOFR30A + 6.25%), due 10/25/33(b)	485,000	573,276
Series 2021-DNA5 B1, 8.397%, (SOFR30A + 3.05%), due 1/25/34(b)	155,000	166,622
Series 2021-DNA5 B2, 10.847%, (SOFR30A + 5.50%), due 1/25/34(b)	500,000	564,165
Series 2021-DNA5 M2, 6.997%, (SOFR30A + 1.65%), due 1/25/34(b)	258,211	260,023
Series 2021-DNA7 M2, 7.147%, (SOFR30A + 1.80%), due 11/25/41(b)	530,000	534,937
Series 2021-HQA1 B1, 8.347%, (SOFR30A + 3.00%), due 8/25/33(b)	135,000	148,481
Series 2021-HQA1 B2, 10.347%, (SOFR30A + 5.00%), due 8/25/33(b)	740,000	802,408
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-HQA2 B1, 8.497%, (SOFR30A + 3.15%), due 12/25/33(b)	$165,000	$183,537
Series 2021-HQA2 B2, 10.797%, (SOFR30A + 5.45%), due 12/25/33(b)	700,000	782,959
Series 2021-HQA3 B2, 11.597%, (SOFR30A + 6.25%), due 9/25/41(b)	475,000	496,429
Series 2021-HQA3 M2, 7.447%, (SOFR30A + 2.10%), due 9/25/41(b)	520,000	524,472
Series 2021-HQA4 B2, 12.347%, (SOFR30A + 7.00%), due 12/25/41(b)	413,000	441,513
Series 2021-HQA4 M2, 7.697%, (SOFR30A + 2.35%), due 12/25/41(b)	120,000	121,423
Series 2022-DNA1 B1, 8.747%, (SOFR30A + 3.40%), due 1/25/42(b)	70,000	72,342
Series 2022-HQA1 B1, 12.347%, (SOFR30A + 7.00%), due 3/25/42(b)	570,000	636,476
Series 2022-HQA1 B2, 16.347%, (SOFR30A + 11.00%), due 3/25/42(b)	470,000	544,544
Series 2022-HQA2 M2, 11.347%, (SOFR30A + 6.00%), due 7/25/42(b)	370,000	411,769
Series 2022-HQA3 M2, 10.697%, (SOFR30A + 5.35%), due 8/25/42(b)	400,000	438,469
Series 2023-HQA3 M2, 8.697%, (SOFR30A + 3.35%), due 11/25/43(b)	385,000	407,918
Series 2024-HQA1 M2, 7.347%, (SOFR30A + 2.00%), due 3/25/44(b)	385,000	386,686
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.153%, due 8/25/48(a)(b)	698,666	522,735
Freddie Mac STACR Trust
Series 2019-FTR1 B2, 13.812%, (SOFR30A + 8.46%), due 1/25/48(b)	385,000	463,602
Series 2019-FTR3 B2, 10.250%, (SOFR30A + 4.91%), due 9/25/47(b)	500,000	532,762
Series 2019-FTR4 B2, 10.462%, (SOFR30A + 5.11%), due 11/25/47(b)	395,000	423,838
Series 2019-HQA3 B2, 12.962%, (SOFR30A + 7.61%), due 9/25/49(b)	50,000	56,909
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	39,650	34,805
Series 2007-246, 0.000%, due 5/15/37(d)(e)	57,312	47,187
Series 2012-272, 0.000%, due 8/15/42(d)(e)	170,327	130,648
Series 2013-311, 0.000%, due 8/15/43(d)(e)	185,609	142,019
Series 2013-311 S1, 0.498%, (SOFR30A + 5.84%), due 8/15/43(b)(c)	1,347,012	149,079
Series 2022-389 C35, 2.000%, due 6/15/52(c)	1,084,152	138,631
Series 2023-402, 0.000%, due 9/25/53(d)(e)	116,357	95,967
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	19,907	16,788
Government National Mortgage Association
Series 2010-151 KO, 0.000%, due 6/16/37(d)(e)	95,929	80,797

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	$29,448	$26,375
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	30,375	27,219
Series 2019-159 P, 2.500%, due 9/20/49	142,437	123,564
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(b)	29,247	26,277
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(b)	673,889	602,777
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(b)	47,050	42,051
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(b)(c)	129,388	1,796
Series 2020-122 IW, 2.500%, due 7/20/50(c)	93,827	12,009
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(b)(c)	177,084	2,997
Series 2020-146 SA, 0.840%, (TSFR1M + 6.19%), due 10/20/50(b)(c)	147,528	19,647
Series 2020-151 TI, 2.500%, due 10/20/50(c)	85,431	11,784
Series 2020-166 CA, 1.000%, due 11/20/50	129,254	95,705
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	1,247,589	90,209
Series 2020-176 AI, 2.000%, due 11/20/50(c)	203,412	23,799
Series 2020-177 IO, 0.819%, due 6/16/62(a)(b)(c)	243,476	14,927
Series 2020-185 BI, 2.000%, due 12/20/50(c)	69,388	7,486
Series 2020-189 SU, 0.840%, (TSFR1M + 6.19%), due 12/20/50(b)(c)	409,387	58,747
Series 2020-34 SC, 0.590%, (TSFR1M + 5.94%), due 3/20/50(b)(c)	90,193	10,692
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(b)	426,796	381,603
Series 2021-1 IT, 3.000%, due 1/20/51(c)	97,476	15,983
Series 2021-1 PI, 2.500%, due 12/20/50(c)	76,244	9,476
Series 2021-122 HS, 0.840%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	1,071,693	154,251
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(b)	490,624	403,265
Series 2021-149 CI, 2.500%, due 8/20/51(c)	148,488	20,843
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(b)(c)	2,322,125	23,680
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	211,728	15,481
Series 2021-177 CI, 2.500%, due 10/20/51(c)	103,273	13,154
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(b)(c)	5,355,291	123,618
Series 2021-179 SA, 0.840%, (TSFR1M + 6.19%), due 11/20/50(b)(c)	122,136	16,319
Series 2021-188 IO, 2.500%, due 10/20/51(c)	926,607	152,803
Series 2021-195 B, 1.500%, due 8/16/63	1,520,000	699,175
Series 2021-205 GA, 2.000%, due 11/20/51	162,811	133,925
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(b)(c)	$190,455	$471
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(b)(c)	268,363	3,953
Series 2021-46 BS, (TSFR1M + 2.69%), due 3/20/51(b)(c)	2,143,678	20,911
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	368,944	25,748
Series 2021-57 AI, 2.000%, due 2/20/51(c)	156,515	15,182
Series 2021-57 SA, 0.840%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	235,713	31,074
Series 2021-57 SD, 0.840%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	411,403	55,030
Series 2021-64 SG, (SOFR30A + 1.60%), due 4/20/51(b)(c)	95,442	144
Series 2021-67 PI, 3.000%, due 4/20/51(c)	91,764	14,585
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(b)	420,787	375,042
Series 2021-96 JS, 0.890%, (TSFR1M + 6.24%), due 6/20/51(b)(c)	1,268,252	174,210
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(b)	223,560	191,159
Series 2021-97 SM, 0.840%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	121,094	17,746
Series 2021-98 IN, 3.000%, due 6/20/51(c)	82,513	14,550
Series 2022-1 CF, 2.500%, (SOFR30A + 0.80%), due 1/20/52(b)	264,041	217,032
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,173,797	135,449
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(b)(c)	146,701	2,334
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(b)(c)	6,188,020	118,319
Series 2022-113 Z, 2.000%, due 9/16/61	41,700	21,952
Series 2022-137 S, 0.840%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	1,372,322	176,070
Series 2022-185 DI, 1.023%, due 10/16/65(a)(b)(c)	889,679	66,617
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(b)(c)	206,825	1,641
Series 2022-206 CN, 3.000%, due 2/20/52	227,627	200,495
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(b)(c)	14,496,455	77,672
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(b)(c)	140,324	2,837
Series 2022-83 IO, 2.500%, due 11/20/51(c)	253,340	35,280
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(b)(c)	292,752	4,812
Series 2023-1 HD, 3.500%, due 1/20/52	194,161	175,692
Series 2023-101 KO, 0.000%, due 1/20/51(d)(e)	116,495	78,519
Series 2023-159 CI, 0.956%, due 7/16/65(a)(b)(c)	348,418	27,282
Series 2023-172 IO, 1.386%, due 2/16/66(a)(b)(c)	1,238,824	124,318

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-19 CI, 3.000%, due 11/20/51(c)	$1,127,997	$177,314
Series 2023-19 IO, 2.500%, due 2/20/51(c)	1,007,095	140,642
Series 2023-194 CI, 0.876%, due 10/16/65(a)(b)(c)	1,577,017	109,266
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	137,582
Series 2023-53, 0.000%, due 4/20/53(d)(e)	353,665	280,875
Series 2023-59 YC, 6.963%, due 9/20/51(a)(b)	71,719	78,048
Series 2023-60 ES, 0.512%, (SOFR30A + 11.20%), due 4/20/53(b)	81,400	75,272
Series 2023-63 MA, 3.500%, due 5/20/50	191,442	175,501
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	88,370	69,713
Series 2023-80 SA, (SOFR30A + 5.25%), due 6/20/53(b)(c)	2,738,008	114,991
Series 2023-86 SE, 1.306%, (SOFR30A + 6.65%), due 9/20/50(b)(c)	796,536	114,905
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	202,253
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	55,014	52,412
		62,126,444
Total U.S. Government & Federal Agencies
(Cost $60,959,844)		62,126,444

	Shares	Value
Collateralized Loan Obligation — 0.8%
AGL CLO 32 Ltd., (Cayman Islands), Class Series 2024-32A A1, 0.01%(b)	250,000	250,085
OCP CLO Ltd., (Cayman Islands), Class Series 2017-14A A1R, 0.01%(b)	250,000	250,000
Regatta XI Funding Ltd., (Cayman Islands), Class Series 2018-1A AR, 6.70%(b)	250,000	249,987
Signal Peak CLO 12 Ltd., (Cayman Islands), Class Series 2022-12A A1R, 0.01%(b)	250,000	250,000

Total Collateralized Loan Obligation
(Cost $1,000,000)		1,000,072

	Shares	Value
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Dreyfus Treasury Obligations Cash Management Fund, 4.94%(f)
(Cost $1,460,113)	1,460,113	$1,460,113

Total Investments — 99.7% (Cost $121,424,049)		123,141,325
Other Assets and Liabilities, Net — 0.3%		356,332
Net Assets — 100%		$123,497,657

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 7-day yield at July 31, 2024.

Abbreviations
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF) (continued)

July 31, 2024 (unaudited)

Open futures contracts outstanding at July 31, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2024	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2024	217	$23,938,269	$24,263,312	$325,043
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2024	110	11,725,903	11,867,969	142,066
						$467,109

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $577,000 at July 31, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Collateralized Loan Obligation	$—	$1,000,072	$—	$1,000,072
Collateralized Mortgage Obligations	—	20,405,384	—	20,405,384
Commercial Asset-Backed Securities	—	14,372,160	—	14,372,160
Commercial Mortgage-Backed Securities	—	23,777,152	—	23,777,152
U.S. Government & Federal Agencies	—	62,126,444	—	62,126,444
Short-Term Investment:
Money Market Fund	1,460,113	—	—	1,460,113
Total Investments in Securities	1,460,113	121,681,212	—	123,141,325
Other Financial Instruments:(b)
Futures Contracts	467,109	—	—	467,109
Total Investments in Securities and Other Financial Instruments	$1,927,222	$121,681,212	$—	$123,608,434

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.